Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Rebate receivable from suppliers	¥ 319,521		¥ 281,095
Prepaid expenses	66,783		28,992
Interest receivables	11,825		21,829
Deposits (1)	25,330		18,972
Value-added tax ("VAT") recoverable			13,283
Employee advances (2)	4,650		2,317
Others	10,103		21,225
Prepayment and other current assets	¥ 438,212	$ 67,159	¥ 387,713